Restructuring - Schedule of Details of Movement in Restructuring Charges (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Restructuring Reserve [Roll Forward]
Opening provision	$ 12,525	$ 31,474
Charge during the period	10,076	75,386
Utilization	(7,512)	(94,335)
Closing provision	$ 15,089	$ 12,525